Business acquisitions and equity investment transactions (Anjuke Inc. - Narrative) (Details) ¥ in Thousands, $ in Thousands			1 Months Ended		12 Months Ended
	Mar. 02, 2015 CNY (¥) shares	Mar. 02, 2015 USD ($) shares	Apr. 20, 2015 CNY (¥)	Apr. 20, 2015 USD ($)	Dec. 31, 2016 CNY (¥) shares	Dec. 31, 2016 USD ($) shares	Dec. 31, 2015 CNY (¥) shares	Dec. 31, 2014 shares	Mar. 02, 2015 USD ($)
Business Acquisition [Line Items]
Cash consideration payable | ¥					¥ 2,000
Cash consideration			¥ 2,527,095	$ 412,237
Anjuke Inc. ("Anjuke") [Member]
Business Acquisition [Line Items]
Cash acquired	¥ 40,510								$ 6,590
Cash consideration payable							¥ 188,068		$ 28,962
Net cash outlay					766,455	$ 124,646
Cash consideration	¥ 985,427	$ 160,198			¥ 985,427
Ordinary shares [Member] | Anjuke Inc. ("Anjuke") [Member]
Business Acquisition [Line Items]
Number of shares issued for acquisition	4,800,000	4,800,000
Restricted Share Units (RSUs) [Member]
Business Acquisition [Line Items]
Number of shares granted					3,597,722	3,597,722	10,369,278	948,600
Cash consideration	¥ 985,427	$ 160,198
Restricted Share Units (RSUs) [Member] | Anjuke Inc. ("Anjuke") [Member]
Business Acquisition [Line Items]
Number of shares granted	248,216	248,216